10-K Warrants (Tables)	6 Months Ended
Jun. 30, 2023
Warrant Liability Disclosure [Abstract]
Fair Value Measurement Inputs and Valuation Techniques	The fixed price conversions under the various scenarios were calculated using the following assumptions:

	June 30, 2023	December 31, 2022
Term	0.8 - 2.0 years	0.3 - 2.0 years
Risk-free interest rate	4.81% - 5.33%	4.36% - 4.67%
Volatility	65% - 75%	75% - 85%
The valuation of the warrant liabilities, both preferred stock warrants and common stock warrants, was made using the option-pricing method and the following assumptions as of June 30:

	2023	2022
Term	0.08 - 2.0 years	2.0 years
Risk-free interest rate	4.8% - 5.2%	2.9%
Volatility	65% - 75%	110%
The fixed price conversions under the various scenarios were calculated using the following assumptions:

	2022	2021
Term	0.3-2.0 years	1.0-2.0 years
Risk-free interest rate	4.36%—4.67%	0.09%—0.73%
Volatility	75% - 85%	110%
The valuation of the warrant liabilities, both preferred stock warrants and common stock warrants, was made using the option-pricing method and the following assumptions as of December 31:

	2022	2021
Term	0.3 - 2.0 years	2.0 years
Risk-free interest rate	4.4% - 4.7%	0.7%
Volatility	75% - 85%	110%

Changes in Seed Preferred Stock Issuable Under Warrants
Changes in Seed Preferred stock issuable under warrants activity for the years ended December 31, 2022 and 2021 was as follows:

Seed Preferred Stock Issuable
Outstanding at January 1, 2021	343,879,583
Exercised	(307,625,953)
Remeasurement	44,048,825
Outstanding at December 31, 2021	80,302,455
Exercised	(80,792,496)
Remeasurement	490,041
Outstanding at December 31, 2022	—